Label	Element	Value
BNY Mellon Balanced Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BNY MELLON INVESTMENT FUNDS VI -BNY Mellon Balanced Opportunity Fund Supplement to Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Balanced Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about September 1, 2023 (the "Effective Date"), the following information supplements and replaces any contrary information in the sections "Principal Investment Strategy" in the fund's summary prospectus and "Fund Summary – Principal Investment Strategy" in the fund's prospectus:

BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser, has engaged its affiliate, Newton Investment Management North America, LLC (NIMNA), to serve as the fund's sub-adviser responsible for overall asset allocation for the fund and for the portion of the fund's assets allocated to equity investments and fixed-income investments. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), pursuant to which NIM provides the day-to-day management of the portion of the fund's assets allocated to fixed-income investments.

NIM combines a top-down approach, emphasizing economic trends and current investment themes, with bottom-up security selection based on fundamental research to allocate the fund's investments among and within fixed-income asset classes. In constructing the fixed-income portion of the fund's portfolio, NIM looks for what it considers to be the best opportunities in the fixed-income markets at any given time.